CONSOLIDATED BALANCE SHEETS(Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Mezzanine equity, shares outstanding		910,926,266
Ordinary shares, shares issued	1,809,288,310	255,000,000
Ordinary shares, shares outstanding	1,809,288,310	255,000,000
Series Pre-A convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	50,000,000
Mezzanine equity, shares issued	0	50,000,000
Mezzanine equity, shares outstanding	0	50,000,000
Series A1 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	129,409,092
Mezzanine equity, shares issued	0	129,409,092
Mezzanine equity, shares outstanding	0	129,409,092
Series A2 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	126,771,562
Mezzanine equity, shares issued	0	126,771,562
Mezzanine equity, shares outstanding	0	126,771,562
Series A3 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	65,498,640
Mezzanine equity, shares issued	0	65,498,640
Mezzanine equity, shares outstanding	0	65,498,640
Series B1 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	115,209,526
Mezzanine equity, shares issued	0	115,209,526
Mezzanine equity, shares outstanding	0	115,209,526
Series B2 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	55,804,773
Mezzanine equity, shares issued	0	55,804,773
Mezzanine equity, shares outstanding	0	55,804,773
Series B3 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	119,950,686
Mezzanine equity, shares issued	0	119,950,686
Mezzanine equity, shares outstanding	0	119,950,686
Series C Convertible Redeemable Preferred Shares
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	249,971,721
Mezzanine equity, shares issued	0	244,172,860
Mezzanine equity, shares outstanding	0	244,172,860
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,000,000,000	3,847,384,000
Ordinary shares, shares issued	1,453,476,230	15,000,000
Ordinary shares, shares outstanding	1,453,476,230	15,000,000
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	240,000,000
Ordinary shares, shares issued	355,812,080	240,000,000
Ordinary shares, shares outstanding	355,812,080	240,000,000